UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to __________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001883281

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable)

LENDBUZZ SECURITIZATION TRUST 2024-3*

(Exact name of issuing entity as specified in is charter)

Brendan Dowdle

(857) 999-0250

Name and telephone number, including area code, of the person

To contact in connection with this filing.

*	Lendbuzz Funding LLC, as sponsor/securitizer/depositor, is filing this Form ABS-15G in respect of issuance of asset-backed securities by the above-referenced issuing entity.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by Issuer

Attached as Exhibit 99.1 hereto is a third party due diligence report, dated August 23, 2024, obtained by the Securitizer, with respect to certain due diligence services performed by Deloitte & Touche LLP.

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Independent Accounts’ Report on Applying Agreed Upon Procedures, dated August 23, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Lendbuzz Funding LLC	(Securitizer, Depositor or Underwriter)

Dated: August 29, 2024

/s/ George Sclavos	(Signature)
George Sclavos, Chief Financial Officer